Legal Claims (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Disputes Classified As Possible Chance of Loss	Find below the disputes classified as possible chance of loss segregated into labor, tax and civil.

	12/31/2023	12/31/2022
Tax	22,095	20,452
Labor	780	1,967

Total	22,875	22,419